UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/07

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     February 11, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     59

Form13F Information Table Value Total:     280627


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADAMS RESPIRATORY JAN 55 CL OPTION              00635P907       27       53     X    SOLE                       53
CLEAR CHANNEL JAN 35 CALL   OPTION              184502902      117      937     X    SOLE                      937
HARRAH'S ENTMNT JAN'08 80 CLOPTION              413619907     4893     5437     X    SOLE                     5437
HARRAH'S ENTMNT JAN 85 CALL OPTION              413619907       11       26     X    SOLE                       26
ADAMS RESPIRATORY THERA INC COMMON              00635P107     9425   157767     X    SOLE                   157767
ALDABRA 2 ACQUISITION CORP  COMMON              01408A103     1449   148766     X    SOLE                   148766
ALLIANCE DATA SYSTEMS CORP  COMMON              018581108    37126   495086     X    SOLE                   495086
ALLIED DEFENSE GROUP INC    COMMON              019118108       36     6241     X    SOLE                     6241
AMERICAN COMMUNITY NEWSPAPERCOMMON              02520T103      314   112222     X    SOLE                   112222
BCE INC                     COMMON              05534B760    18539   461618     X    SOLE                   461618
CHURCHUILL VENTURES LTD     COMMON              17157P109     1544   201795     X    SOLE                   201795
COMCAST CORP-SPECIAL CLASS ACOMMON              20030N200     4014   221538     X    SOLE                   221538
CYPRESS SEMICONDUCTOR CORP. COMMON              232806109    13836   384027     X    SOLE                   384027
DUPNT FABROS TECHNOLOGY INC COMMON              26613Q106      505    25747     X    SOLE                    25747
EL PASO PIPELINE PARTNERS,LPCOMMON              283702108     6263   250000     X    SOLE                   250000
EMC CORP                    COMMON              268648102     9210   497029     X    SOLE                   497029
GENERAL FINANCE CORP        COMMON              369822101     1876   206627     X    SOLE                   206627
GENERAL MOTORS CORP         COMMON              370442105      182     7315     X    SOLE                     7315
GOLDEN POND HEALTHCARE-UNITSCOMMON              38116J208      927   118060     X    SOLE                   118060
HARRAH'S ENTERTAINMENT INC  COMMON              413619107    86149   970688     X    SOLE                   970688
HICKS ACQUISITION CO I INC  COMMON              429086309     1394   151720     X    SOLE                   151720
HUNTSMAN CORP               COMMON              447011107    15734   612216     X    SOLE                   612216
LIBERTY ACQUISITION HLD-UNITCOMMON              53015Y206        0        2     X    SOLE                        2
MGI PHARMA INC              COMMON              552880106     6394   157765     X    SOLE                   157765
NAVTEQ CORP                 COMMON              63936L100     8350   110452     X    SOLE                   110452
NORTHWESTERN CORP           COMMON              668074305     2551    86478     X    SOLE                    86478
NRDC ACQUISITION CORP       COMMON              62941R102     1740   189779     X    SOLE                   189779
ORIENT EXPRESS HOTELS LTD-A COMMON              G67743107     8809   153139     X    SOLE                   153139
RESOURCE CAPITAL CORP       COMMON              76120W302      750    80549     X    SOLE                    80549
RESOURCE CAPITAL CORP       COMMON              76120W302      208    22350     X    SOLE                    22350
RESOURCE CAPITAL CORP       COMMON              76120W302     1048   112563     X    SOLE                   112563
ROTECH HEALTHCARE INC       COMMON              778669101       30    20308     X    SOLE                    20308
SIERRA HEALTH SERVICES INC  COMMON              826322109     1204    28703     X    SOLE                    28703
SOUTHERN UNION CO           COMMON              844030106     1025    34911     X    SOLE                    34911
HECKMANN CORP-UNIT          COMMON              422680207      950   118060     X    SOLE                   118060
SP ACQUISITION HOLDINGS, INCCOMMON              78470A203     1544   151336     X    SOLE                   151336
TREMISIS ENERGY ACQ II-UNTS COMMON              89472N200      837   105820     X    SOLE                   105820
SPECTRA ENERGY PARTNERS     COMMON              84756N109      437    18254     X    SOLE                    18254
TARGA RESOURCES PARTNERS LP COMMON              87611X105     9986   337124     X    SOLE                   337124
TRANE INC                   COMMON              892893108    10788   230957     X    SOLE                   230957
TRANSFORMA ACQUISITION GROUPCOMMON              89366E100     1313   172826     X    SOLE                   172826
UNION STREET ACQUISITION    COMMON              908536105      902   117934     X    SOLE                   117934
UNITED FINANCIAL BANCORP INCCOMMON              91030T109       15     1327     X    SOLE                     1327
WILLIAMS PARTNERS LP        COMMON              96950F104      685    17468     X    SOLE                    17468
WINTHROP REALTY TRUST       COMMON              976391102      163    30807     X    SOLE                    30807
WR GRACE & CO.              COMMON              38388F108     4601   175754     X    SOLE                   175754
OSAGE BANCSHARES INC        COMMON              68764U106       25     3051     X    SOLE                     3051
LEHMAN BROTHERS JAN 50 PUT  OPTION              524908950        0       59     X    SOLE                       59
LIZ CLAIBORNE JAN 22.5 PUT  OPTION              539320951      171      698     X    SOLE                      698
ALDABRA 2 ACQUISITION CORP  WARRANT             01408A111      629   194700     X    SOLE                   194700
CHURCHILL VENTURES LTD      WARRANT             17157P117      163   232355     X    SOLE                   232355
GENERAL FINANCE CORP        WARRANT             369822119      616   198692     X    SOLE                   198692
GLG PARTNERS INC            WARRANT             37929X115      461    76647     X    SOLE                    76647
HICKS ACQUISITION CO I INC  WARRANT             429086127      137   151720     X    SOLE                   151720
NRDC ACQUISITION CORP       WARRANT             62941r110      159   189779     X    SOLE                   189779
GRUBB & ELLIS REALTY ADVISORWARRANT             400096111       41   257157     X    SOLE                   257157
RAM ENERGY RESOURCES INC    WARRANT             75130P117      108   307945     X    SOLE                   307945
TRANSFORMA AQUISITION GROUP WARRANT             89366E118      140   205803     X    SOLE                   205803
UNION STREET ACQUISITION    WARRANT             908536113       76   137366     X    SOLE                   137366